Rights of use of assets and lease liabilities (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Right-of-use assets	$ 79,985	$ 69,622
Non-current	79,985	69,622
Total	79,985	69,622
Machinery And Equipment [member]
Statement [Line Items]
Right-of-use assets	1,760	749
Farmland [Member]
Statement [Line Items]
Right-of-use assets	65,112	56,603
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Right-of-use assets	4,502	3,063
Convention center
Statement [Line Items]
Right-of-use assets	$ 8,611	$ 9,207